NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Life (Details)us-Disclosure - NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Life (Details)	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Total Cost
Finite-Lived Intangible Assets [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years
Appliances [Member]
Finite-Lived Intangible Assets [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method	straight-line method	straight-line method over the estimated life of the asset, which has been determined by management to be 2 years
Finite-Lived Intangible Asset, Useful Life	2 years	2 years
N F T Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Method	straight-line method
Finite-Lived Intangible Asset, Useful Life	2 years